Subsequent Events (Detail)						1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 09, 2018	Feb. 08, 2018 USD ($)	Jan. 31, 2018 USD ($) $ / shares	Jan. 30, 2018 USD ($)	Jan. 12, 2018	Mar. 31, 2018	Jan. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 05, 2018
Subsequent Event [Line Items]
Net cash proceeds									$ 172,930,000	$ 327,419,000	$ 575,368,000
Equity method investment, ownership interest									100.00%
Proceeds from sale of vessels and equipment									$ 73,712,000	$ 252,656,000	$ 20,472,000
Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity									$ 1,340,455,288
Yamal LNG Joint Venture
Subsequent Event [Line Items]
Equity method investment, ownership interest									50.00%
Teekay LNG | Yamal LNG Joint Venture | Subsequent Events
Subsequent Event [Line Items]
Equity method investment, ownership interest					50.00%
Teekay LNG | Pan Union Joint Venture | Subsequent Events
Subsequent Event [Line Items]
Equity method investment, ownership interest			30.00%				30.00%
Teekay LNG | Excelsior Joint Venture | Subsequent Events
Subsequent Event [Line Items]
Equity method investment, ownership interest			50.00%				50.00%
Proceeds from sale of equity method investments			$ 44,000,000
Teekay LNG | Exmar LPG Joint Venture | Subsequent Events
Subsequent Event [Line Items]
Equity method investment, ownership interest												50.00%
Charter contract period						15 years
Teekay LNG | Eduard Toll | Yamal LNG Joint Venture | Subsequent Events
Subsequent Event [Line Items]
Charter contract period					28 years
Teekay LNG | Courcheville | Exmar LPG Joint Venture | Subsequent Events
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment				$ 4,400,000
Teekay LNG | Pan Americas | Pan Union Joint Venture | Subsequent Events
Subsequent Event [Line Items]
Charter contract period			20 years
Teekay LNG | Teide Spirit | CEPSA | Subsequent Events
Subsequent Event [Line Items]
Severance costs		$ 1,400,000
Teekay LNG | Magdala | Subsequent Events
Subsequent Event [Line Items]
Charter contract period	8 years
Term of contract	10 years
Line of Credit | Teekay LNG | Revolving Credit Facilities | Subsequent Events
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity		$ 197,000,000
Convertible Senior Notes due 2023 | Convertible Debt | Subsequent Events
Subsequent Event [Line Items]
Conversion rate (in shares)							85.4701
Principal amount							$ 1,000
Conversion prices (in USD per share) | $ / shares			$ 11.70				$ 11.70
Percentage of premium							20.00%
Offering price (USD per share) | $ / shares			9.75				$ 9.75
Convertible Senior Notes due 2023 | Convertible Debt | Common Stock | Subsequent Events
Subsequent Event [Line Items]
Dividends payable, per quarter (dollars per share) | $ / shares			0.055				$ 0.055
Teekay Parent | Common Stock | Subsequent Events
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares							10,000,000
Net cash proceeds							$ 93,000,000
Offering price (USD per share) | $ / shares			$ 9.75				$ 9.75
Teekay Parent | Convertible Senior Notes due 2023 | Convertible Debt | Subsequent Events
Subsequent Event [Line Items]
Debt instrument, principal amount			$ 125,000,000				$ 125,000,000
Debt interest rate			5.00%				5.00%
Proceeds from debt							$ 120,900,000
Continuous Offering Program
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares									2,900,000	1,300,000
Gross proceeds received										$ 50,000,000.0
Net cash proceeds									$ 25,600,000	$ 9,300,000
Continuous Offering Program | Teekay LNG
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares											1,173,428
Gross proceeds received											$ 36,274,000
Net cash proceeds											$ 34,649,000
Continuous Offering Program | Teekay Parent | Subsequent Events
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares								1,100,000
Gross proceeds received								$ 11,200,000